Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 26,990	¥ 2,944	¥ 1,358
Domestic effective statutory tax rate	38.00%	38.00%	41.00%
Net deferred tax assets included in Other assets-Other	22,018	145,602
Net deferred tax liabilities included in Other liabilities	34,739	34,082
Undistributed earnings, No deferred tax provided	2,602
Decrease in net deferred tax assets	1,711
Increase in income tax expenses	1,711
U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,760,459
Between April 1 2004 to March 31 2012 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	41.00%
Between April 1 2012 to March 31 2014 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	38.00%
April 1 2014 and thereafter [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	36.00%
Indefinitely [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	871,928
Initial term [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	632,673
Initial term [Member] | U.S. and European subsidiaries [Member] | Minimum [Member]
Income Taxes [Line Items]
Expiration year	2014
Initial term [Member] | U.S. and European subsidiaries [Member] | Maximum [Member]
Income Taxes [Line Items]
Expiration year	2023
Next term [Member] | U.S. and European subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 255,858
Next term [Member] | U.S. and European subsidiaries [Member] | Minimum [Member]
Income Taxes [Line Items]
Expiration year	2024